Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 12, 2012
Estimated contingent purchase price- Bao Li Gaming		$ 48,007,120
Business Acquisition Estimated Purchase Price Cash		15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares		32,861,094
Additional Amortization Expense		3,125,472	4,688,208
Annual Minimum Compensation For Terms Of Employment Agreements		216,000	324,000
Bao Li Gaming [Member]
Acquire Right Percentage Of Profit Interest	100.00%
Cash Consideration Paid					15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One					7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two					7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables					146,026
Earn Out Payment Agreement Description		In addition, as more fully set forth below, the Company is required to issue to the Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the "Base Earnout Payment"), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000, (the "Incremental Earnout Payment"). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller's rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Seller will not be entitled to receive any earnout payments.
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares		25,000,000
Base Earnout Cash Payments Shares		130,000
Base Earnout Shares		6,250
Estimated contingent purchase price- Bao Li Gaming		32,294,981	0	0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities		32,294,981
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		554,403
Business Acquisition, Cost of Acquired Entity, Transaction Costs		$ 251,386